Other components of equity	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Other components of equity
29.	Other components of equity

(a)	The movement of Currency translation reserve is as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Balance at the beginning	US$	1,077.8	Rs.	88,560.6	Rs.	89,692.0	Rs.	51,422.5
Exchange differences arising on translating the net assets of foreign operations (net)		143.4		11,784.2		(4,756.7)		40,454.9
Change in effective portion of hedges of net investment in foreign operations		(45.9)		(3,769.1)		1,446.4		(3,685.5)
Net change in translation reserve - equity accounted investees (net)		0.7		52.9		2,178.9		1,500.1

Balance at the end	US$	1,176.0	Rs.	96,628.6	Rs.	88,560.6	Rs.	89,692.0

(b)	The movement of gain/(loss) on Equity instruments held as fair value through other comprehensive income(FVTOCI) is as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Balance at the beginning	US$	94.8	Rs.	7,796.9	Rs.	4,373.5	Rs.	391.0
Other Comprehensive income for the year		(16.0)		(1,317.9)		3,953.0		4,206.6
Income tax relating to gain/(loss) recognized on equity investments, where applicable		4.8		394.2		(529.6)		(180.5)
Profit on sale of equity investments reclassified to retained earnings		—		—		—		(43.6)

	US$	83.6	Rs.	6,873.2	Rs.	7,796.9	Rs.	4,373.5

(c)	The movement of Hedging reserve is as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Balance at the beginning	US$	(727.7)	Rs.	(59,799.0)	Rs.	(1,222.1)	Rs.	(41,937.1)
Gain/(loss) recognized on cash flow hedges		(739.3)		(60,747.4)		(84,257.9)		38,456.8
Income tax relating to gain/loss recognized on cash flow hedges		(10.4)		(848.6)		19,568.5		(7,356.4)
(Gain)/loss reclassified to profit or loss		728.3		59,842.1		(6,213.7)		11,455.9
Income tax relating to gain/loss reclassified to profit or loss		(152.7)		(12,547.3)		1,264.3		(2,210.1)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		48.0		3,944.6		13,656.7		456.1
Income tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		(9.1)		(749.6)		(2,594.8)		(87.3)

Balance at the end	US$	(862.9)	Rs.	(70,905.2)	Rs.	(59,799.0)	Rs.	(1,222.1)

Of the above balance related to:
Continued hedges		(851.2)		(69,945.1)		(58,838.9)		(516.8)
Discontinued hedges		(11.7)		(960.1)		(960.1)		(705.4)

(d)	The movement of Cost of Hedging reserve is as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Balance at the beginning	US$	10.5	Rs.	864.3	Rs.	(6.1)	Rs.	(4,428.7)
Gain/(loss) recognized on cash flow hedges		(150.5)		(12,364.5)		1,603.0		5,791.9
Income tax relating to gain/loss recognized on cash flow hedges		17.0		1,399.3		(243.3)		(1,169.8)
(Gain)/loss reclassified to profit or loss		(2.5)		(206.2)		(1,879.4)		(1,254.6)
Income tax relating to gain/loss reclassified to profit or loss		(2.1)		(174.2)		343.6		181.7
Amounts removed from hedge reserve and recognized in inventory		5.9		484.5		1,292.0		1,077.2
Income tax related to amounts removed from hedge reserve and recognized in inventory		(1.1)		(91.4)		(245.5)		(203.8)

Balance at the end	US$	(122.8)	Rs.	(10,088.2)	Rs.	864.3	Rs.	(6.1)

Of the above balance related to
Continued hedges		(122.8)		(10,088.2)		864.3		(6.1)
Discontinued hedges		—		—		—		—

(e)	The movement of gain/(loss) on debt instruments held at fair value through other comprehensive income(FVTOCI) is as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Balance at the beginning	US$	48.6	Rs.	3,997.4	Rs.	2,567.8	Rs.	886.3
Other Comprehensive income for the year		11.9		975.2		1,981.6		2,069.0
(Gain)/loss reclassified to profit or loss		(2.4)		(198.6)
Income tax relating to gain/(loss) recognized on debt investments, where applicable		(2.3)		(186.0)		(552.0)		(387.5)

Balance at the end	US$	55.8	Rs.	4,588.0	Rs.	3,997.4	Rs.	2,567.8

(f)	Summary of Other components of equity:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Currency translation reserve	US$	1,176.0	Rs.	96,628.6	Rs.	88,560.6	Rs.	89,692.0
Investments reserve		83.6		6,873.2		7,796.9		4,373.5
Hedging reserve		(862.9)		(70,905.2)		(59,799.0)		(1,222.1)
Cost of hedge reserve		(122.8)		(10,088.2)		864.3		(6.1)
Debt reserve		55.8		4,588.0		3,997.4		2,567.8

Total	US$	329.7	Rs.	27,096.4	Rs.	41,420.2	Rs.	95,405.1